SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands										9 Months Ended	12 Months Ended
	Aug. 14, 2024 USD ($) $ / shares	Aug. 14, 2023 shares	Jun. 28, 2023 shares $ / shares	Apr. 18, 2023 USD ($) shares	Apr. 18, 2023 $ / shares	Feb. 08, 2023 USD ($) shares	Feb. 08, 2023 $ / shares	Jan. 04, 2023 USD ($) shares	Jan. 04, 2023 $ / shares	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares	[2],[3],[4],[5]	Sep. 30, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, options issued | shares										552,000 [1]	694,100
Stock option one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, exercise price | (per share)										$ 2.77			$ 3.75
Options expire										Aug. 20, 2025
Stock option one [member] | Director and consultant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, options issued | shares								326,600
Number of stock options, exercise price									$ 4.125
Options expire								Jan. 04, 2033
Fair value of options granted | $								$ 1,017
Share price									$ 4.50
Expected option life								10 years
Volatility								112.00%
Risk-free interest rate								3.28%
Dividend yield								0.00%
Stock option two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, exercise price | (per share)										$ 5.55			7.50
Options expire										Jan. 28, 2025
Stock option two [member] | Consultant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, options issued | shares						40,000
Number of stock options, exercise price							$ 3.75
Options expire						Nov. 25, 2027
Fair value of options granted | $						$ 135
Share price							$ 5.45
Expected option life						4 years 9 months 18 days
Volatility						112.00%
Risk-free interest rate						3.16%
Dividend yield						0.00%
Stock option three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, exercise price | (per share)										$ 15.53			21.00
Options expire										Jun. 03, 2026
Stock option three [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, options issued | shares				169,500
Number of stock options, exercise price					$ 4.00
Options expire				Apr. 18, 2033
Fair value of options granted | $				$ 420
Share price					$ 3.55
Expected option life				10 years
Volatility				111.00%
Risk-free interest rate				3.57%
Dividend yield				0.00%
Stock option four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, exercise price | (per share)										$ 14.79			20.00
Options expire										Oct. 28, 2026
Stock option four [member] | Officers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, options issued | shares			98,000
Number of stock options, exercise price			$ 6.125
Options expire			Jun. 28, 2033
Fair value of options granted | $				$ 443
Share price			$ 7.30
Expected option life				5 years
Volatility			111.00%
Risk-free interest rate			4.14%
Dividend yield			0.00%
Stock option four [member] | Employees consultant and director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, exercise price	$ 1.78
Stock option five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, exercise price | (per share)										$ 6.58			$ 8.90
Options expire										Aug. 02, 2032
Stock option five [member] | Employees consultant and director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, options issued | shares		552,000
Options expire	Aug. 13, 2029
Fair value of options granted | $	$ 779
Share price	$ 1.78
Expected option life	5 years
Volatility	109.00%
Risk-free interest rate	3.67%
Dividend yield	0.00%

[1]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.
[2]	On April 18, 2023, 169,500 stock options were issued to employees with an exercise price of CAD$4.00. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$3.55; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.
[3]	On February 8, 2023, 40,000 stock options were issued to a consultant with an exercise price of CAD$3.75. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$5.45; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.
[4]	On January 4, 2023, 326,600 stock options were issued to directors and consultants with an exercise price of CAD$4.125. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.50; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[5]	On June 28, 2023, 98,000 stock options were issued to officers with an exercise price of CAD$6.125. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$7.30; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.